Proskauer Rose LLP Eleven Times Square New York, NY 10036-8299

December 30, 2019

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attention: Mark Cowan

Re:	BNY Mellon Advantage Funds, Inc.
(Registration Nos: 33-51061 and 811-07123)

Ladies and Gentlemen:

On behalf of the above-referenced registrant (the "Registrant"), transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the "Securities Act"), is Post-Effective Amendment No. 163 (the "Amendment") to the Registrant's Registration Statement on Form N-1A (the "Registration Statement"), which is being filed in order to reflect certain previously-effective changes to the investment strategy of BNY Mellon Global Real Return Fund (the "Fund"), a series of the Registrant. The Registrant filed a supplement to the Fund's prospectus pursuant to Rule 497 under the Securities Act on July 31, 2019 disclosing these changes to the Fund's investment strategy.

The prospectus included in the Amendment is marked to show changes from the currently effective version thereof, and the statement of additional information included in the Amendment is marked to show changes from the version included in Post-Effective Amendment No. 162 to the Registration Statement, filed with the Securities and Exchange Commission ("SEC") on December 23, 2019.

The Registrant intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of the Amendment in order to file certain exhibits, including the consent of the Fund's independent registered public accounting firm, update financial and other information, incorporate comments of the SEC staff and make certain other revisions.

Please telephone the undersigned at 212.969.3376, or David Stephens of this office at 212.969.3357, if you have any questions.

Very truly yours,

/s/ Max Vogel
Max Vogel

cc:	David Stephens

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